Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, we earned storage revenue for providing water storage tanks and equipment for lease to Eagle Ford Hunter, Triad Hunter, LLC, and Hunter Disposal, LLC, all wholly owned subsidiaries of Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. Storage and other revenue totaled $1.0 million for the year ended December 31, 2011 and $0 for the year ended December 31, 2010. Accounts receivable related to that revenue totaled $203,000 and $0 as of December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, we obtained accounting services for a fee and provided office space and services for a fee to Magnum Hunter Resources Corporation. Office related services revenues net of professional services expense totaled $162,000 for the year ended December 31, 2011, and $90,000 for the year ended December 31, 2010.

On October 13, 2011, the Company sold an office building for $1.7 million to Magnum Hunter Resources Corporation.

During 2010, we rented an airplane for business use at various times from Pilatus Hunter, LLC, an entity 100% owned by Mr. Evans. Airplane rental expenses totaled $12,000 for the year ended December 31, 2010.

During 2010, we granted 100,000 warrants upon the receipt of the letter of guarantee and credit support from our Chairman and Chief Executive Officer, which he subsequently rescinded, as discussed in Note 9.

On September 29, 2010, and December 30, 2010, the Chairman and Chief Executive Officer loaned the Company $600,000 and $260,000, respectively, in exchange for promissory notes due October 31, 2010, and January 1, 2011, respectively. The promissory notes were offset against a related party receivable balances of $70,000 and $93,000, for the years ended December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, the Company has borrowed an additional $100,000 under a promissory note due to the Company's Chairman and Chief Executive Officer. On May 6, 2011, the maturity date was extended to December 31, 2011. The Company also borrowed an additional $570,000 under a new promissory note at an interest rate of 14% from the Chairman and Chief Executive Officer. On June 21, 2011, principal in the amount of $500,000 from the 10% Promissory Note was converted to 250,000 units which were offered under our private placement of common stock and warrants. The balance under these promissory notes was $889,269 at December 31, 2011, and $766,957 at December 31, 2010. The notes are convertible into common stock at the holder's option based on the closing price of the company’s common stock on the day prior to the election to convert. See Note 8, Stockholders’ Equity, for more information.

During the years ended December 31, 2011 and 2010, we provided accounting services and use of office space to Magnum Hunter Resources Corporation. Revenue related to these activities were $162,000 and $212,000, respectively.

On February 17, 2012, the Company, through its wholly owned subsidiary, GreenHunter Water, closed on the acquisition of 100% of the equity ownership interest of Hunter Disposal, LLC, a wholly-owned subsidiary of Magnum Hunter Resources Corporation. See Note 16, Subsequent Events, for more information.

NOTE 8. RELATED PARTY TRANSACTIONS

During three months ended March 31, 2012, we earned storage rental revenue for providing water storage tanks and equipment for lease to Eagle Ford Hunter and Triad Hunter, LLC, both wholly owned subsidiaries of Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. Storage and other revenue totaled $424,000 and $0 for three months ended March 31, 2012 and 2011, respectively. Accounts receivable related to that revenue totaled $499,000 and $0 as of March 31, 2012 and 2011, respectively.

During the three months ended March 31, 2012, we obtained accounting services for a fee from Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. Professional services expense totaled $25,000 and $25,000 for the three months ended March 31, 2012 and 2011, respectively.

The Company has promissory notes outstanding to the Chairman and Chief Executive Officer. The balance under these promissory notes was $839,000 at March 31, 2012, and $889,000 at December 31, 2011. The notes are convertible into common stock at the holder’s option based on the closing price of the company's common stock on the day prior to the election to convert. See Note 8, Stockholders' Equity, for more information.

On February 17, 2012, the Company, through its wholly owned subsidiary, GreenHunter Water, closed on the acquisition of 100% of the equity ownership interest of Hunter Disposal, LLC, a wholly-owned subsidiary of Magnum Hunter Resources Corporation. The terms and conditions of the equity purchase agreement between the parties were approved by an independent special committee of the Board of Directors for each party. The total consideration for this acquisition was approximately $9.9 million. The consideration paid consisted of $2.2 million in cash, 1,846,722 shares of the Company’s restricted common stock with a fair value of $3.3 million, 22,000 shares of our 10% Series C cumulative preferred stock with a stated value of $100 per share, or $2.2 million, and a $2.2 million convertible promissory note due to the seller. On April 25, 2012, we amended the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock. In connection with the sale, Triad Hunter, LLC, a wholly owned subsidiary of Magnum Hunter Resources Corporation, entered into agreements with Hunter Disposal, LLC and GreenHunter Water, LLC for wastewater hauling and disposal capacity in the states of Kentucky, Ohio and West Virginia and a five-year tank rental agreement with GreenHunter Water, LLC.